General information (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 shares	Dec. 31, 2015 drillship	Dec. 31, 2015 jack_up_rig	Dec. 31, 2015 drilling_unit	Dec. 31, 2015 $ / shares	Dec. 31, 2015 submersible_rig	Nov. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Jan. 31, 2014
Schedule of Transaction Under Common Control, by Transaction [Line Items]
Number of offshore drilling units owned by Company				1	3	7		3
Number of offshore drilling units under construction | submersible_rig								1
Percentage (more than) of voting control for certain variable interest entities		50.00%
Common shares, par value (in dollars per share) | $ / shares							$ 0.10		$ 5	$ 5
Authorized share capital	$ 10,000,000	$ 10,000,000							$ 2,000,000,000
Common shares outstanding (in shares) | shares			24,114,232						241,142,651	241,142,651
Issued share capital	2,400,000	2,400,000							$ 1,205,700,000	$ 1,217,600,000
Amount due from related party	4,700,000	4,700,000								34,800,000
Amount due to related party	$ 39,800,000	39,800,000								17,000,000
Parent Company
Schedule of Transaction Under Common Control, by Transaction [Line Items]
Ownership percent											70.40%
Share Capital
Schedule of Transaction Under Common Control, by Transaction [Line Items]
Reverse stock split ratio	0.10
Contributed surplus
Schedule of Transaction Under Common Control, by Transaction [Line Items]
Reverse stock split and capital reduction	$ 1,203,300,000	1,203,300,000
Long-term Debt
Schedule of Transaction Under Common Control, by Transaction [Line Items]
Amount due from related party										14,300,000
SFL West Linus Ltd
Schedule of Transaction Under Common Control, by Transaction [Line Items]
Amount due from related party	200,000	200,000								0
Amount due to related party	$ 23,200,000	$ 23,200,000								$ 0